CONDENSED CONSOLIDATED BALANCE SHEETS (USD $)	Oct. 31, 2013	Jan. 31, 2013	Jan. 31, 2012
Current:
Cash and cash equivalents	$ 90,996	$ 117,716	$ 155,869
Prepaid expenses and supplies	12,128	8,662	14,151
Total current assets	103,124	126,378	170,020
Property and equipment, net	57,904	81,200	129,510
Certificates of deposit		0	3,000
Total assets	161,028	207,578	302,530
Current liabilities
Current portion of long-term debt	155,464	5,089	4,631
Convertible promissory note	3,730,174	3,730,174	3,730,174
Accounts payable and accrued liabilities	273,541	151,480	12,470
Accrued wages to related parties	331,992	276,992	183,367
Accrued interest	1,336,281	972,617	526,971
Warrant liability	45,840	15,112	53,948
Total current liabilities	5,873,292	5,151,464	4,511,561
Long-term debt, net of current portion	8,158	12,305	17,393
Total liabilities	5,881,450	5,163,769	4,528,954
Stockholders' deficit
Common stock - $.00001 par value; 1,250,000,000 shares authorized; 829,011,231 and 644,631,457 shares issued and outstanding	8,290	7,408	6,359
Additional paid-in capital	48,945,478	47,912,449	45,998,478
Deficit accumulated during the exploration stage	(54,674,190)	(52,876,048)	(50,231,261)
Total stockholders' deficit	(5,720,422)	(4,956,191)	(4,226,424)
Total liabilities and shareholders' deficit	$ 161,028	$ 207,578	$ 302,530